Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 38,026,298	$ 35,529,976
Less: Doubtful allowance	(31,274,753)	(11,558,087)
Total accounts receivable net	$ 6,751,545	$ 23,971,889